Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 568	$ 69
Deposits with banking corporations	29	20
Trade receivables, net	2,452	2,774
Other current assets	430	214
Inventory	2,482	2,433
Total current assets	5,961	5,510
Property, plant & equipment, net	94	147
Loans from banking corporations	26	101
Long-term deposits	16	18
Lease liabilities	33	68
Right of use assets	95	132
Liabilities for employee benefits, net	30	32
Total non-current assets	205	297
Total non-current liabilities	89	201
Total assets	6,166	5,807
Current liabilities
Current maturities of loans from banking corporations	73	70
Lease liabilities – current	60	60
Loans from related parties	43	50
Trade payable	1,315	2,221
Warrants at fair value	165	157
SAFE	409	365
Other accounts payables	1,791	1,885
Total current liabilities	3,856	4,808
Shareholders’ equity (deficit)
Share capital	52	52
Premium and other capital reserves	20,900	16,658
Capital reserve for transactions with controlling shareholders	1,542	1,542
Accumulated loss	(20,273)	(17,454)
Total shareholders’ equity	2,221	798
Total liabilities and shareholders’ equity (deficit)	$ 6,166	$ 5,807